UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Diamond Resorts Financial Services, Inc.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported): February 15, 2018
Commission File Number of securitizer: None
Central Index Key Number of securitizer: 0001514617

Lisa Cassin (702) 684-8000
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i)  ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii)  ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Diamond Resorts Financial Services, Inc., as securitizer, has indicated by check mark that there is no activity to report for the quarterly period ending December 31, 2017 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) Diamond Resorts Owner Trust 2013-1; (ii) Diamond Resorts Owner Trust 2013-2; (iii) Diamond Resorts Owner Trust 2014-1; (iv) Diamond Resorts Owner Trust 2015-1; (v) Diamond Resorts Owner Trust 2015-2; (vi) Diamond Resorts Owner Trust 2016-1; (vii) Diamond Resorts Owner Trust 2017-1.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: February 15, 2018

DIAMOND RESORTS FINANCIAL SERVICES, INC. (Securitizer)

By:	/s/ Lisa Cassin
	Name:	Lisa Cassin
	Title:	President

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